STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Options Activity
Stock option activity for the year ended December 31, 2023 (Successor Period) was as follows:

	Number of Common Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate intrinsic Value (in thousands)
Balance as of December 31, 2022 (Successor)	20,452,155	$9.50	8.3	$39,118
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	(1,536,797)	5.39	—	—
Balance as of December 31, 2023 (Successor)	18,915,358	9.10	7.3	47,792
Exercisable as of December 31, 2023 (Successor)	7,227,202	6.11	6.1	34,935
Vested and expected to vest as of December 31, 2023 (Successor)	18,915,358	$9.10	7.3	$47,792
Stock option activity for the period from January 1 to July 27, 2022 (Predecessor Period) was as follows:

	Number of Common Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate intrinsic Value (in thousands)
Outstanding as of January 1, 2022 (Predecessor)	800,000	$41.10	9.1	$16,456
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	25,200	41.10	8.6	639
Vested	—	—	—	—
Outstanding as of July 27, 2022 (Predecessor)	774,800	$41.10	8.5	$19,659
Stock option activity for the year ended December 31, 2021 (Predecessor Period) was as follows:

	Number of Common Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate intrinsic Value (in thousands)
Outstanding as of January 1, 2021 (Predecessor)	—	$—	—	$—
Granted	800,000	41.10	9.1	16,456
Exercised	—	—	—	—
Forfeited	—	—	—	—
Vested	—	—	—	—
Outstanding as of December 31, 2021 (Predecessor)	800,000	$41.10	9.1	$16,456

Schedule of Valuation Assumptions, Stock Options
The fair value of stock option awards was determined on the grant date using the Monte Carlo simulation model for Founder Awards and the Hull-White lattice pricing model was used for replacement awards based on the following weighted-average assumptions:

	Period from July 28, 2022 to December 31, 2022
	Successor
	Founder Awards	Replacement Awards
Risk-free interest rate (1)	2.87% - 2.92%	2.79% - 2.80%
Expected term (years) (2)	4.7 - 9.9	N/A
Exercise multiple (3)	N/A	2.30
Expected stock price volatility (4)	39.77% - 44.76%	50.00%
Dividend yield (5)	N/A	N/A
(1)The risk-free rate is based on U.S. Treasury securities with maturities equivalent to the expected term.
(2)The expected term for founder awards is based on the assumption that the options are exercised after 50% of the period between the later of the vest date and exercise price achievement date and the end of the contractual term.
(3)The exercise multiple is selected from the commonly used exercise multiple range of 2.0x to 2.5x assuming on average the options holders would exercise the options when the ratio of underlying stock price to the exercise price reaches 2.3x.
(4)For founder awards, the expected stock price volatility is the median historical volatility of Waldencast’s volatility peer group with a look-back period equal to the contractual term using daily stock prices; for replacement awards, the expected stock price volatility is estimated by adjusting the observed equity volatility for leverage.
(5)Waldencast has not paid any dividends historically and does not plan to declare dividends in the foreseeable future and therefore assumed a dividend yield of zero.
The fair value of stock option awards was determined on the grant date using the Black-Scholes valuation model based on the following weighted-average assumptions:

	Period from January 1 to July 27, 2022	Year ended December 31, 2021
	Predecessor
Risk-free interest rate (1)	—	0.68%
Expected term (years) (2)	—	6.2
Expected stock price volatility (3)	—	43.00%
Dividend yield (4)	—	N/A
Common stock per share value	—	$38.68
(1)The risk-free rate is based on U.S. Treasury securities with maturities equivalent to the expected term.
(2)The expected term is the estimated length of time the grants are expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the requisite service period and the contractual term of the award, as the Company does not have any historical data that would provide a reasonable basis to estimate the expected term for the option.
(3)The expected price volatility is based on the average of the historical volatility of comparable public companies over a period consistent with the expected term.
(4)The Predecessor historically made distributions to its shareholder but the Company does not plan to declare dividends in the foreseeable future and therefore assumed a dividend yield of zero.

Schedule of Restricted Stock Activity
Restricted stock activity for the year ended December 31, 2023 (Successor Period) was as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of December 31, 2022 (Successor)	2,802,419	$9.16
Granted	2,427,537	8.88
Vested	(846,736)	9.93
Forfeited	(2,086,389)	9.10
Outstanding as of December 31, 2023 (Successor)	2,296,831	$8.72
Predecessor Restricted Stock activity for the period from January 1 to July 27, 2022 (Predecessor Period) was as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of January 1, 2022 (Predecessor)	243,307	$38.68
Granted	1,754	68.19
Exercised	—	—
Forfeited	10,219	38.68
Vested	—	—
Outstanding as of July 27, 2022 (Predecessor)	234,842	$38.90
The Company’s Restricted Stock activity for the year ended December 31, 2021 (Predecessor Period) was as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of January 1, 2021 (Predecessor)	—	$—
Granted	243,307	38.68
Exercised	—	—
Forfeited	—	—
Vested	—	—
Outstanding as of December 31, 2021 (Predecessor)	243,307	$38.68